Equity Instruments (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Number of Warrants
Number of Warrants Outstanding, Beginning Balance	286,049	110,108	444
Number of Warrants, Warrants issued in connection with the August 2017 private offering	5,920,002
Number of Warrants, Warrants issued to underwriters in connection with the August 2017 private offering	394,669
Number of Warrants, Warrants issued to placement agents for convertible promissory notes			1,115
Number of Warrants, Warrants issued to investors in connection with the registered offering		301,014	86,667
Number of Warrants, Warrants issued to placement agents for convertible promissory notes			1,129
Number of Warrants, Warrants issued to placement agents for the registered offering		20,077	5,474
Number of Warrants, Warrants issued to convertible note holders who converted May 5, 2016			15,279
Number of Warrants, Issuance of settlement warrants to initial investors		4,402
Number of Warrants, Warrants exercised		(149,552)
Number of Warrants Outstanding, Ending Balance	6,600,720	286,049	110,108	444
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 50.29	$ 124.02	$ 1,087.20
Weighted Average Exercise Price, Warrants issued in connection with the August 2017 private offering	3.60
Weighted Average Exercise Price, Warrants issued to underwriters in connection with the August 2017 private offering	3.60
Weighted Average Exercise Price, Warrants issued to placement agents for convertible promissory notes			156.00
Weighted Average Exercise Price, Warrants issued to investors in connection with the registered offering		37.20	120.00
Weighted Average Exercise Price, Warrants issued to placement agents for convertible promissory notes			96.00
Weighted Average Exercise Price, Warrants issued to placement agents for the registered offering		15.00	120.00
Weighted Average Exercise Price, Warrants issued to convertible note holders who converted May 5, 2016			120.00
Weighted Average Exercise Price, Issuance of settlement warrants to initial investors		80.00
Weighted Average Exercise Price, Warrants exercised		15.00
Weighted Average Exercise Price, Outstanding Ending Balance	$ 5.62	$ 50.29	$ 124.02	$ 1,087.20
Weighted Average Remaining Contractual Life in Years
Weighted Average Remaining Contractual Life in Years, Outstanding	4 years 7 months 10 days	4 years 2 months 23 days	4 years 8 months 16 days	2 years 11 months 1 day